Share based payment - Schedule of Movement of Options Outstanding under the share based payment schemes (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	57,000,000	51,000,000	36,000,000
Granted during the year	5,000,000	7,000,000	16,000,000
Lapsed during the year		1,000,000	1,000,000
Exercised/ lapsed during the year	5,000,000
Outstanding at the end of the year	57,000,000	57,000,000	51,000,000
Exercisable at the end of the year	48,000,000	40,000,000
2025 Employee Stock Option Plan
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	0
Granted during the year	6,000,000	0
Lapsed during the year	0
Outstanding at the end of the year	6,000,000	0
2025 Employee Share Purchase Plan
Share Based Payment Arrangements [Line Items]
Granted during the year	9,000,000
Lapsed during the year	1,000,000
Outstanding at the end of the year	8,000,000
Global Incentive Plan 2024
Share Based Payment Arrangements [Line Items]
Granted during the year	0
Outstanding at the end of the year	0
Exercisable at the end of the year	0
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	11,000,000	11,000,000	11,000,000
Exercised/ lapsed during the year	1,000,000	0	0
Outstanding at the end of the year	10,000,000	11,000,000	11,000,000
Exercisable at the end of the year	10,000,000	11,000,000